Significant Accounting Policies - Variable Interest Entities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2014
Variable Interest Entity [Line Items]
Proceeds from VIE	$ 183	$ 183	$ 183
Long-term investments	21,096	$ 23,025
Red Oak
Variable Interest Entity [Line Items]
VIE, ownership percentage				50.00%
Initial contractual term (in years)				10 years
Amended contract extension term		5 years
Amended contract term (in years)		15 years
Variable Interest Entity, Not Primary Beneficiary
Variable Interest Entity [Line Items]
Long-term investments	1,537	$ 1,289
Variable Interest Entity, Not Primary Beneficiary | Hedge fund investments
Variable Interest Entity [Line Items]
Long-term investments	589	463
Variable Interest Entity, Not Primary Beneficiary | Private equity investments
Variable Interest Entity [Line Items]
Long-term investments	707	601
Variable Interest Entity, Not Primary Beneficiary | Real estate partnerships
Variable Interest Entity [Line Items]
Long-term investments	$ 241	$ 225